Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Employee compensation and benefits	$ 377	$ 187	$ 1,426
External research and development expenses	446	635	1,446
Professional and consulting fees	363	669	148
Restructuring	458
Other	41	75	128
Total accrued expenses	$ 1,685	$ 1,566	$ 3,148